o IFT-1 P-1


                         SUPPLEMENT DATED MARCH 16, 2004
                              TO THE PROSPECTUS OF

                          INSTITUTIONAL FIDUCIARY TRUST
       (FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO, MONEY
                    MARKET PORTFOLIO DATED NOVEMBER 1, 2003)



The prospectus is amended as follows:

I. As of March 31, 2004, the Franklin U.S. Government Securities Money Market Portfolio is closed to new investors. The Franklin U.S. Government Securities Money Market Portfolio will liquidate on April 30, 2004.



                Please keep this supplement for future reference.